Reserves (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of reserves within equity [line items]
Disclosure of number and weighted average exercise prices of share options [text block]
The options carry neither rights to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry.

	December 31, 2018		December 31, 2017
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	5,200,000	$0.35	5,850,000	$0.36
Expired	-	-	(650,000)	0.46
Forfeited	(100,000)	0.35	-	-
Granted	4,360,000	0.16	-	-

Outstanding, end of year	9,460,000	$0.26	5,200,000	$0.35

Disclosure of detailed information about outstanding and exercisable stock options [text Block]
As at December 31, 2018, the Company had outstanding and exercisable stock options, with a weighted average remaining contractual life of 3.5 years, to purchase an aggregate
9,460,000
common shares as follows:

	Options Outstanding		Options Exercisable
Expiry Date			Number of Options	Weighted Average Exercise Price
August 10, 2021	5,100,000	$0.35	5,100,000	$0.35
May 16, 2023	2,500,000	0.20	937,500	0.20
December 5, 2023	1,860,000	0.10	-	-

	9,460,000	$0.26	6,037,500	$0.33

Disclosure of detailed information about summary of the changes to the reserves [text Block]
A summary of the changes to the reserves is summarized below as follows:

	Share Options and Units	Warrants	Unexercised Share Options, Units and Warrants	Normal Course Issuer Bid	Total

Balance , December 31, 2016	$1,200	$1,895	$12,174	$604	$15,873
Share-based compensation	842	-	-	-	842
Stock options expired	(143)	-	143	-	-
Warrants expired	-	(1,456)	1,456	-	-
Balance , December 31, 2017	1,899	439	13,773	604	16,715
RSUs redeemed	(381)	-	-	-	(381)
Share-based compensation	677	-	-	-	677
Stock options expired	(17)	-	17	-	-
Warrants issued	-	284	-	-	284
Warrants expired	-	(723)	723	-	-

Balance , December 31, 2018	$2,178	-	$14,513	$604	$17,295

Warrants [Member]
Disclosure of reserves within equity [line items]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]
	December 31, 2018		December 31, 2017
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Outstanding, beginning of year	2,448,000	$0.25	16,734,000	$0.46
Issued	50,000,000	0.25	-	-
Expired	(52,448,000)	0.25	(14,286,000)	0.50

Outstanding, end of year	-	-	2,448,000	$0.25

	Number of DSUs	Weighted average grant date fair value	Number of RSUs	Weighted average grant date fair value
Outstanding, December 31, 2016	461,404	$0.20	5,550,000	$0.19
Granted	662,440	0.19	-	-
Outstanding, December 31, 2017	1,123,844	0.19	5,550,000	0.19
Granted	1,912,803	0.10	2,300,000	0.15
Redeemed	-	-	(3,650,000)	0.11

Outstanding, December 31, 2018	3,036,647	$0.13	4,200,000	$0.23